STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscription Receivable [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 60	$ 4,842,836	$ (11,226)	$ (4,624,154)	$ 207,516
Beginnig balance, shares at Dec. 31, 2021	6,060,187
Collection of stock subscription receivable			6,684		6,684
Write-off of uncollectible stock subscription receivable		(4,542)	4,542
Initial public offering (see Note 8)	$ 10	6,015,908			6,015,918
Initial public offering, shares	980,000
Shares issued for conversion of related party convertible note (see Note 6)	$ 3	2,002,277			2,002,280
InitiShares issued for conversion of related party convertible note, shares	266,970
Stock-based compensation (see Note 9)		1,473,864			1,473,864
Net loss				(5,681,833)	(5,681,833)
Ending balance, value at Dec. 31, 2022	$ 73	14,330,343		(10,305,987)	4,024,429
Ending balance, shares at Dec. 31, 2022	7,307,157
Exercises of warrants by stockholders (see Note 8)	$ 4	1,532,246			1,532,250
Stock-based compensation (see Note 9)		424,431			424,431
Net loss				(1,430,810)	(1,430,810)
Ending balance, value at Mar. 31, 2023	$ 77	16,287,020		(11,736,797)	4,550,300
Ending balance, shares at Mar. 31, 2023	7,715,757
Beginning balance, value at Dec. 31, 2022	$ 73	14,330,343		(10,305,987)	4,024,429
Beginnig balance, shares at Dec. 31, 2022	7,307,157
Exercises of stock options	$ 2	17,648			17,650
Exercises of stock options, Shares	230,362
Exercises of warrants by stockholders (see Note 8)	$ 7	2,736,443			2,736,450
Exercise of warrants by stockholders, shares	729,720
Second public offering (see Note 8)	$ 45	4,115,643			4,115,688
Second public offering, shares	4,500,000
Exercises of warrants related to private placement transaction (see Note 8)	$ 2	391,266			391,268
Exercises of warrants related to private placement transaction, shares	150,000
Stock-based compensation (see Note 9)		936,769			936,769
Net loss				(6,663,428)	(6,663,428)
Ending balance, value at Dec. 31, 2023	$ 129	22,528,112		(16,969,415)	5,558,826
Ending balance, shares at Dec. 31, 2023	12,917,239
Stock-based compensation (see Note 9)		232,154			232,154
Net loss				(1,971,311)	(1,971,311)
Ending balance, value at Mar. 31, 2024	$ 132	$ 22,842,163		$ (18,940,726)	$ 3,901,569
Ending balance, shares at Mar. 31, 2024	13,233,544